TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 30,100	SFr 36,200
Securities lending transactions	900	15,700
Obligation to return securities received as collateral, at fair value	2,978	15,017
Total	34,000	66,900
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,900	9,600
Securities lending transactions	300	300
Obligation to return securities received as collateral, at fair value	400	600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	900	4,600
Securities lending transactions	200	300
Obligation to return securities received as collateral, at fair value	100	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200	500
Securities lending transactions	100	1,000
Obligation to return securities received as collateral, at fair value	1,300	10,800
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,100	5,600
Securities lending transactions	100	200
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	17,000	15,900
Securities lending transactions	200	13,900
Obligation to return securities received as collateral, at fair value	1,200	3,600
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,000	5,200
Securities lending transactions	500	2,300
Obligation to return securities received as collateral, at fair value	3,000	15,000
Total	7,500	22,500
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,700	15,700
Securities lending transactions	200	1,700
Obligation to return securities received as collateral, at fair value	0	0
Total	12,900	17,400
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,900	6,000
Securities lending transactions	0	1,600
Obligation to return securities received as collateral, at fair value	0	0
Total	5,900	7,600
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,500	9,300
Securities lending transactions	200	10,100
Obligation to return securities received as collateral, at fair value	0	0
Total	7,700	19,400
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	30,200	36,300
Securities lending transactions	900	15,700
Obligation to return securities received as collateral, at fair value	2,978	15,017
Total	34,100	67,000
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	6,900	9,600
Securities lending transactions	300	300
Obligation to return securities received as collateral, at fair value	400	600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	900	4,600
Securities lending transactions	200	300
Obligation to return securities received as collateral, at fair value	100	0
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	200	500
Securities lending transactions	100	1,000
Obligation to return securities received as collateral, at fair value	1,300	10,800
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,100	5,600
Securities lending transactions	100	200
Obligation to return securities received as collateral, at fair value	0	0
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	17,100	16,000
Securities lending transactions	200	13,900
Obligation to return securities received as collateral, at fair value	1,200	3,600
Bank | No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,100	5,300
Securities lending transactions	500	2,300
Obligation to return securities received as collateral, at fair value	3,000	15,000
Total	7,600	22,600
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	12,800	15,800
Securities lending transactions	200	1,700
Obligation to return securities received as collateral, at fair value	0	0
Total	13,000	17,500
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,900	6,000
Securities lending transactions	0	1,600
Obligation to return securities received as collateral, at fair value	0	0
Total	5,900	7,600
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,400	9,200
Securities lending transactions	200	10,100
Obligation to return securities received as collateral, at fair value	0	0
Total	SFr 7,600	SFr 19,300